INCOME TAXES (Details 1 - Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes		$ 5,785	$ 8,769
Income Tax Expense (Benefit)		$ (1,278)	$ (3,087)	$ 25,239	$ 22,158
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	[1]	22.10%	35.20%
Deferred income tax expense (benefit)		$ 1,315	$ (150)
CIFC LLC
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)		$ 1,278	$ 3,087

[1]	During 2015, the Company adopted new accounting standards that impacted Income (loss) before income taxes for the three months ended March 31, 2015 (Note 2). The change has resulted in the change of the effective income tax rate. In addition, for the three months ended March 31, 2016 and 2015 deferred income tax expense (benefit) was $1.3 million and $(0.2) million, respectively.